BUSINESS AND FUNDING (Details) - USD ($)					1 Months Ended		12 Months Ended
	Dec. 29, 2014	Sep. 09, 2014	Aug. 29, 2014	Jul. 15, 2014	Jul. 31, 2014	Nov. 30, 2013	Oct. 31, 2015	Oct. 31, 2014
BUSINESS AND FUNDING (Details) [Line Items]
Proceeds from Legal Settlements							$ 2,000,000
Legal Fees							3,604,000
Sale of Stock, Number of Shares Issued in Transaction (in Shares)					640,000
Sale of Stock, Price Per Share (in Dollars per share)					$ 6.25
Proceeds from Issuance of Common Stock				$ 4,000,000	$ 3,673,000			$ 3,673,135
Common Stock, Value, Issued							87,249	87,882
Net Cash Provided by (Used in) Operating Activities							1,363,367	(2,379,261)
Net Cash Provided by (Used in) Investing Activities							45,224	(2,506,684)
Proceeds from Maturities, Prepayments and Calls of Short-term Investments							3,000,000
Payments to Acquire Short-term Investments							2,900,000	5,200,000
Payments to Acquire Property, Plant, and Equipment							54,776	6,684
Net Cash Provided by (Used in) Financing Activities							(400,618)	7,349,019
Stock Repurchased During Period, Value							$ 445,000	$ (4,134,516)
Stock Repurchased During Period, Shares (in Shares)							92,232
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in Shares)							16,000
Proceeds from Stock Options Exercised							$ 44,635	$ 75,875
Cash, Period Increase (Decrease)							908,000
Cash, Cash Equivalents, and Short-term Investments							6,769,000	$ 5,861,000
Convertible Debenture [Member]
BUSINESS AND FUNDING (Details) [Line Items]
Proceeds from Issuance of Private Placement						$ 3,500,000
Debt Instrument, Interest Rate, Stated Percentage						6.00%
Common Stock [Member]
BUSINESS AND FUNDING (Details) [Line Items]
Stock Issued During Period, Shares, Conversion of Convertible Securities (in Shares)		739,958
Conversion of Stock, Shares Converted (in Shares)		639,159
Convertible Preferred Stock [Member]
BUSINESS AND FUNDING (Details) [Line Items]
Stock Issued During Period, Shares, Conversion of Convertible Securities (in Shares)		3,500
National Securities Corporation [Member] | Agreement [Member]
BUSINESS AND FUNDING (Details) [Line Items]
Common Stock, Value, Issued							10,000,000
AUO Settlement [Member]
BUSINESS AND FUNDING (Details) [Line Items]
Proceeds from Legal Settlements	$ 9,000,000
Patent Assignment Agreement [Member]
BUSINESS AND FUNDING (Details) [Line Items]
Proceeds from Legal Settlements							$ 7,000,000
Subsidiary Loan [Member]
BUSINESS AND FUNDING (Details) [Line Items]
Debt of Subsidiary, Not Assumed			$ 5,000,000
Mars Loan [Member]
BUSINESS AND FUNDING (Details) [Line Items]
Debt of Subsidiary, Not Assumed			$ 5,000,000
Sale of Stock, Number of Shares Issued in Transaction (in Shares)			800,000
Global Depository Receipts [Member]
BUSINESS AND FUNDING (Details) [Line Items]
Stock Issued During Period, Shares, New Issues (in Shares)			1,495,845